Fair Value Measurements	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 26, 2021	Dec. 31, 2020	Dec. 26, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements

8.    Fair Value Measurements

Fair value is measured based on an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions market participants would use in pricing an asset or liability. Assets and liabilities measured at fair value are based on a market valuation approach using prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. As a basis for considering such assumptions, a three-tiered fair value hierarchy is established, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs, other than the quoted prices in active markets that are observable, either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions. Management determined that the fair value of each Sponsor Warrant is similar to that of a Public Warrant, with adjustments for implied volatility for the Company after the Business Combination is completed. Accordingly, at June 30, 2021 the Public Warrants are classified as Level 1 financial instruments and the Sponsor Warrants were classified as Level 3 financial instruments.

The following table presents the Company’s assets and liabilities that are measured at fair value and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Fair Value measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Cash and Marketable Securities Held in Trust	$500,010,358	$—	$—	$500,010,358
Warrant derivative liability
Public Warrants	$45,000,000	$—	$—	$45,000,000
Sponsor Warrants	—	—	29,840,000	29,840,000
Total Warrant derivative liability	$45,000,000	$—	$29,840,000	$74,840,000

	Fair Value measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash and Marketable Securities Held in Trust	$500,078,624	$—	$—	$500,078,624
Warrant derivative liability
Public Warrants	$37,000,000	$—	$—	$37,000,000
Sponsor Warrants	—	18,720,000	—	18,720,000
Total Warrant derivative liability	$37,000,000	$18,720,000	$—	$55,720,000

The following is a summary of changes in fair value of our warrant derivative liability categorized within the Level 3 hierarchy as of June 30, 2021:

Level 3 Derivative
December 31, 2020	$—
Transfer into Level 3	18,720,000
Loss on derivative liability	960,000
Balance March 31, 2021	$19,680,000
Loss on derivative liability	10,160,000
Balance June 30, 2021	$29,840,000

9.    Fair Value Measurements

Fair value is measured based on an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions market participants would use in pricing an asset or liability. Assets and liabilities measured at fair value are based on a market valuation approach using prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. As a basis for considering such assumptions, a three-tiered fair value hierarchy is established, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs, other than the quoted prices in active markets that are observable, either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions. Management determined that the fair value of each Sponsor Warrant is the same as that of a Public Warrant, with an insignificant adjustment for short-term marketability restrictions. Accordingly, at December 31, 2020 the Public Warrants are classified as Level 1 financial instruments and the Sponsor Warrants are classified as Level 2 financial instruments.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Fair Value measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash and Marketable Securities Held in Trust	$500,078,624	$—	$—	$500,078,624
Warrant derivative liability
Public Warrants	$37,000,000	$—	$—	$37,000,000
Sponsor Warrants	—	18,720,000	—	18,720,000
Total Warrant derivative liability	$37,000,000	$18,720,000	$—	$55,720,000

The Company determined on the date of the Public Offering, October 14, 2020, the initial value of its Public Warrants and Sponsor Warrants to be $18,830,000 and $9,200,000, respectively. The Public Warrants were valued using the Monte Carlo method and the Sponsor Warrants were valued using the Black-Scholes-Merton model. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs. Key assumptions included (1) 0.38% risk-free interest rate, (2) unit price of $9.96 (3) common stock price of $9.58 (4) expected term of 0.75 year (5) volatility of 19.0% and (6) zero expected dividends. Based on these assumptions, the initial fair value was $1.13 per Public Warrant and $1.15 per Sponsor Warrant. On November 27, 2020 the Public Warrants began trading on the on NASDAQ under the symbol “LCYAW”. Because quoted prices in an active market could be established (Level 1 Fair Value), the Company transferred all of the Public and Sponsor Warrants out of Level 3 and into Levels 1 and 2 respectively.

Hman Group holdings Inc and subsidiaries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements

13.   Fair Value Measurements:

The Company uses the accounting guidance that applies to all assets and liabilities that are being measured and reported on a fair value basis. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1:    Quoted market prices in active markets for identical assets or liabilities.

Level 2:    Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3:    Unobservable inputs reflecting the reporting entity’s own assumptions.

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis during the period, by level, within the fair value hierarchy:

	As of June 26, 2021
	Level 1	Level 2	Level 3	Total
Trading securities	$1,582	$—	$—	$1,582
Interest rate swaps	—	(2,769)	—	(2,769)
Contingent consideration payable	—	—	(12,959)	(12,959)

	As of December 26, 2020
	Level 1	Level 2	Level 3	Total
Trading securities	$1,911	$—	$—	$1,911
Interest rate swaps	—	(4,193)	—	(4,193)
Contingent consideration payable	—	—	(14,197)	(14,197)

Trading securities are valued using quoted prices on an active exchange. Trading securities represent assets held in a Rabbi Trust to fund deferred compensation liabilities and are included as other assets on the accompanying Condensed Consolidated Balance Sheets.

The Company utilizes interest rate swap contracts to manage our targeted mix of fixed and floating rate debt, and these contracts are valued using observable benchmark rates at commonly quoted intervals for the full term of the swap contracts. As of June 26, 2021 and December 26, 2020, the 2018 Swap 1 was recorded within other accrued expenses and the 2018 Swap 2 was recorded within other non-current liabilities on the accompanying Condensed Consolidated Balance Sheets.

The contingent consideration represents future potential earn-out payments related to the Resharp acquisition in fiscal 2019 and the Instafob acquisition in the first quarter of 2020. The estimated fair value of the contingent earn-outs was determined using a Monte Carlo analysis examining the frequency and mean value of the resulting earn-out payments. The resulting value captures the risk associated with the form of the payout structure. The risk neutral method is applied, resulting in a value that captures the risk associated with the form of the payout structure and the projection risk. The carrying amount of the liability may fluctuate significantly and actual amounts paid may be materially different from the estimated value of the liability. As of June 26, 2021, the total contingent consideration was recorded as $1,264 of other accrued expenses and $11,695 in other non-current liabilities on the Condensed Consolidated Balance Sheets. As of December 26, 2020, the total contingent consideration was recorded as $417 of other accrued expenses and $13,780 in other non-current liabilities on the Condensed Consolidated Balance Sheets. As of June 26, 2021 compared to December 26, 2020, the Company recorded a $1,097 and $115 decrease in the Resharp and Instafob contingent consideration liability, respectively. The total $1,212 gain on the revaluation was determined by using a simulation model of the Monte Carlo analysis that included updated projections applicable to the liability as of June 26, 2021 compared to the prior valuation period and was recorded within other income in the Condensed Consolidated Statements of Comprehensive Income.

The fair value of the Company’s fixed rate senior notes and junior subordinated debentures as of June 26, 2021 and December 26, 2020 were determined by utilizing current trading prices obtained from indicative market data. As a result, the fair value measurements of the Company’s senior term notes and debentures are considered to be Level 2.

	June 26, 2021		December 26, 2020
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
6.375% Senior Notes	$328,889	$330,330	$328,333	$327,525
Junior Subordinated Debentures	122,481	120,514	123,295	128,022

Cash, accounts receivable, accounts payable, and accrued liabilities are reflected in the Condensed Consolidated Financial Statements at book value, which approximates fair value, due to the short-term nature of these instruments. The carrying amount of the long-term debt under the revolving credit facility approximates the fair value at June 26, 2021 and December 26, 2020 as the interest rate is variable and approximates current market rates. The Company also believes the carrying amount of the long-term debt under the senior term loan approximates the fair value at June 26, 2021 and December 26, 2020 because, while subject to a minimum LIBOR floor rate, the interest rate approximates current market rates of debt with similar terms and comparable credit risk.

14.  Fair Value Measurements:

The Company uses the accounting guidance that applies to all assets and liabilities that are being measured and reported on a fair value basis. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Assets and liabilities carried at fair value are classified and disclosed in one of the following three categories.

Level 1:    Quoted market prices in active markets for identical assets or liabilities.

Level 2:    Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3:    Unobservable inputs reflecting the reporting entity’s own assumptions.

The accounting guidance establishes a hierarchy which requires an entity to maximize the use of quoted market prices and minimize the use of unobservable inputs. An asset or liability’s level is based on the lowest level of input that is significant to the fair value measurement.

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis during the period, by level, within the fair value hierarchy:

	As of December 26, 2020
	Level 1	Level 2	Level 3	Total
Trading securities	$1,911	$—	$—	$1,911
Interest rate swaps	—	(4,193)	—	(4,193)
Foreign exchange forward contracts	—	12	—	12
Contingent consideration payable	—	—	(14,197)	(14,197)

	As of December 28, 2019
	Level 1	Level 2	Level 3	Total
Trading securities	$1,911	$—	$—	$1,911
Interest rate swaps	—	(3,592)	—	(3,592)
Foreign exchange forward contracts	—	12	—	12
Contingent consideration payable	—	—	(18,100)	(18,100)

Trading securities are valued using quoted prices on an active exchange. Trading securities represent assets held in a Rabbi Trust to fund deferred compensation liabilities and are included as restricted investments on the accompanying Consolidated Balance Sheets.

The Company utilizes interest rate swap contracts to manage our targeted mix of fixed and floating rate debt, and these contracts are valued using observable benchmark rates at commonly quoted intervals for the full term of the swap contracts. As of December 26, 2020, the 2018 Swap 1 was recorded within other accrued expenses and the 2018 Swap 2 was recorded within other non-current liabilities on the accompanying Consolidated Balance Sheets. As of December 28, 2019, both the 2018 Swap 1 and the 2018 Swap 2 were recorded within other non-current liabilities on the accompanying Consolidated Balance Sheets.

The Company utilizes foreign exchange forward contracts to manage our exposure to currency fluctuations in the Canadian dollar versus the U.S. dollar. The forward contracts were valued using observable benchmark rates at commonly quoted intervals during the term of the forward contract. As of December 26, 2020 and December 28, 2019, the foreign exchange forward contracts were included in other current liabilities on the accompanying Consolidated Balance Sheets.

The contingent consideration represents future potential earn-out payments related to the Resharp acquisition in fiscal 2019 and the Instafob acquisition in the first quarter of 2020. Refer to Note 5 — Acquisitions for additional details. The estimated fair value of the contingent earn-out was determined using a Monte Carlo analysis examining the frequency and mean value of the resulting earn-out payments. The resulting value captures the risk associated with the form of the payout structure. The risk neutral method is applied, resulting in a value that captures the risk associated with the form of the payout structure and the projection risk. The carrying amount of the liability may fluctuate significantly and actual amounts paid may be materially different from the liability’s estimated value. As of December 26, 2020, the total contingent consideration for Resharp was recorded as $304 within other accrued expenses and $11,890 within other non-current liabilities on the accompanying Consolidated Balance Sheets. As of December 26, 2020, the total contingent consideration for Instafob was recorded as $113 within other accrued expenses and $1,890 within other non-current liabilities on the accompanying Consolidated Balance Sheets. As of December 28, 2019, the total contingent consideration was recorded as $2,275 within other accrued expenses and $15,825 within other non-current liabilities on the accompanying Consolidated Balance Sheets. During fiscal 2020, $2,006 of the Resharp contingent consideration was earned and will be paid during the first quarter of fiscal 2021. This amount was moved to accounts payable as of December 26, 2020. The Company recorded a $3,900 decrease in the Resharp contingent consideration liability as of December 26, 2020 compared to December 28, 2019. The Company recorded a $385 increase in the Instafob contingent consideration liability as of December 26, 2020 compared to Instafob’s acquisition date of February 19, 2020. The total decrease of $3,515 in value was determined by using a simulation model of the Monte Carlo analysis that included updated projections applicable to the liability as of December 26, 2020 compared to the prior valuation period.

The fair value of the Company’s fixed rate senior notes and junior subordinated debentures as of December 26, 2020 and December 28, 2019 were determined by utilizing current trading prices obtained from indicative market data. As a result, the fair value measurement of the Company’s senior term loans is considered to be Level 2.

	December 26, 2020		December 28, 2019
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
6.375% Senior Notes	$328,333	$327,525	$327,222	$305,250
Junior Subordinated Debentures	123,295	128,022	124,814	148,731

Cash, restricted investments, accounts receivable, short-term borrowings and accounts payable are reflected in the Consolidated Financial Statements at book value, which approximates fair value, due to the short-term nature of these instruments. The carrying amount of the long-term debt under the revolving credit facility approximates the fair value at December 26, 2020 and December 28, 2019 as the interest rate is variable and approximates current market rates. The Company also believes the carrying amount of the long-term debt under the senior term loan approximates the fair value at December 26, 2020 and December 28, 2019 because, while subject to a minimum LIBOR floor rate, the interest rate approximates current market rates of debt with similar terms and comparable credit risk.

Additional information with respect to the derivative instruments is included in Note 13 — Derivatives and Hedging. Additional information with respect to the Company’s fixed rate senior notes and junior subordinated debentures is included in Note 7 — Long-Term Debt.